Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details 8) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Short-term financing transactions from other related parties
Short-term financing from these parties		$ 12,862,621		$ 47,612,617	$ 49,873,894	$ 74,983,618
Short-term financing to these parties (k)		(7,142,275)		(45,374,149)	47,608,361	77,030,336
Balance amount from other related parties	15,773,715		15,773,715		2,740,970	2,217,854
Ningbo Litong [Member]
Short-term financing transactions from other related parties
Short-term financing from these parties		12,862,621		38,142,763	36,366,031	57,180,289
Short-term financing to these parties (k)		(7,142,275)		(35,904,295)	(34,100,498)	(59,343,172)
Balance amount from other related parties						2,217,854
Jiangdong Haikai [Member]
Short-term financing transactions from other related parties
Short-term financing from these parties						7,447,529
Short-term financing to these parties (k)						(7,331,364)
Balance amount from other related parties
Jiangdong Deze [Member]
Short-term financing transactions from other related parties
Short-term financing from these parties				2,602,870	2,634,320	4,438,200
Short-term financing to these parties (k)				(2,602,870)	(2,634,320)	(4,438,200)
Balance amount from other related parties
Ningbo Anqi [Member]
Short-term financing transactions from other related parties
Short-term financing from these parties				6,866,984	10,873,543	5,917,600
Short-term financing to these parties (k)				(6,866,984)	(10,873,543)	(5,917,600)
Balance amount from other related parties